SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) item segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 item	Dec. 31, 2025 segment	Dec. 31, 2025	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Number of business activity	1			1	1
Number of operating segments | segment	1				1
Number of reportable segments | segment	1				1
Promotional period for pricing option (buyout)			90 days	90 days	90 days	90 days
Other revenue | $	$ 1,599	$ 868	$ 4,600				$ 3,216
Advertising costs | $			$ 1,500				$ 500
Capitalized software
Property, Plant and Equipment [Line Items]
Useful life			3 years	3 years	3 years	3 years
One week
Property, Plant and Equipment [Line Items]
Term of contract	7 days		7 days	7 days	7 days	7 days
Two week
Property, Plant and Equipment [Line Items]
Term of contract	14 days		14 days	14 days	14 days	14 days
One Month
Property, Plant and Equipment [Line Items]
Term of contract	1 month		1 month	1 month	1 month	1 month
Twelve Months
Property, Plant and Equipment [Line Items]
Renewal term	12 months		12 months	12 months	12 months	12 months
Eighteen Months
Property, Plant and Equipment [Line Items]
Renewal term	18 months		18 months	18 months	18 months	18 months
Eight Months
Property, Plant and Equipment [Line Items]
Renewal term	8 months		8 months	8 months	8 months	8 months
Twelve Month Renewal Period
Property, Plant and Equipment [Line Items]
Lessee, operating lease, renewal term	12 months		12 months	12 months	12 months	12 months
Eighteen Month Renewal Period
Property, Plant and Equipment [Line Items]
Lessee, operating lease, renewal term	18 months		18 months	18 months	18 months	18 months
Wayfair Inc | Revenue Benchmark | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage	10.00%	10.00%				10.00%	10.00%